Expense Example {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-08 - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567